Capital Structure (Details) (USD $)	12 Months Ended		126 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Proceeds from collaboration and option agreement	$ 14,656,000	$ 0	$ 14,656,000
Number of shares covered by warrants (in shares)	481,301,961	80,250,702	481,301,961
Proceeds attributable to the collaboration credited to additional paid-in capital	10,859,000
2013 Agreements with Celgene [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from collaboration and option agreement	15,000,000
Option to acquire the rights of esophagus program (in hundredths)	125.00%
Warrant liability, fair value	3,800,000		3,800,000
Percentage of option exercise price premium to the fair value of rights (in hundredths)	25.00%
Proceeds attributable to the collaboration credited to additional paid-in capital	$ 10,900,000
Warrants issued pursuant to Celgene agreement for five years [Member] | 2013 Agreements with Celgene [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term	5 years
Number of shares covered by warrants (in shares)	7,425,743		7,425,743
Warrants issued pursuant to Celgene agreement for ten years [Member] | 2013 Agreements with Celgene [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term	10 years
Number of shares covered by warrants (in shares)	14,851,485		14,851,485